Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of long-lived assets by geographic areas
	2021					2020
	United States	Colombia	Sweden	Other	Total	United States	Colombia	Sweden	Other	Total
Property and equipment, net	$1,690	$266	$152	$7	$2,115	$1,239	$428	$162	$—	$1,829
Operating lease right- of-use assets	1,528	166	632	171	2,497	705	456	820	27	2,008
Total	$3,218	$432	$784	$178	$4,612	$1,944	$884	$982	$27	$3,837